Other balance sheet items	3 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other balance sheet items

Other balance sheet items

Trade and other receivables, net

The following summarizes the balances of trade and other receivables, net as of March 31, 2017 and December 31, 2016 ($ in thousands):

	As of March 31,	As of December 31,
	2017	2016
Gross trade and other receivables	$53,253	$49,942
Allowance for doubtful accounts	(697)	(1,061)

Total trade and other receivables, net	$52,556	$48,881

Our allowance for doubtful accounts as of March 31, 2017 and December 31, 2016 was approximately $0.7 million and $1.1 million, respectively. We have not experienced any significant write-offs to our accounts receivable.

Prepayments and other assets

The following summarizes the balances of prepayments and other assets as of March 31, 2017 and December 31, 2016 ($ in thousands):

	As of March 31,	As of December 31,
	2017	2016
Advances to suppliers	$4,244	$5,769
Prepaid income taxes	4,976	2,759
Prepaid other taxes(1)	15,033	15,343
Other Assets	4,550	4,762

Total prepayments and other assets	$28,803	$28,633

(1)	Includes recoverable value-added tax and general consumption tax accumulated by our Mexico and Jamaica entities during remodeling respectively.

Goodwill

The gross carrying values and accumulated impairment losses of goodwill as of March 31, 2017 and December 31, 2016 are as follows ($ in thousands):

	As of March 31,	As of December 31,
	2017	2016
Gross carrying value	$51,731	$51,731
Accumulated impairment loss	—	—

Carrying Value	$51,731	$51,731

Other intangible assets

The summary of other intangible assets as of March 31, 2017 and December 31, 2016 consisted of the following ($ in thousands):

	As of March 31,	As of December 31,	Weighted average useful life
	2017	2016
Strategic Alliance	$3,748	$3,748
Licenses	991	987
Other	2,216	2,196

Acquisition Cost	6,955	6,931

Strategic Alliance	(3,578)	(3,472)
Other	(1,623)	(1,484)

Accumulated Amortization	(5,201)	(4,956)

Strategic Alliance	170	276	3 years
Licenses	991	987
Other	593	712	3 years

Carrying Value	$1,754	$1,975

Amortization expense for intangibles was $0.2 million and $0.2 million for the three months ended March 31, 2017 and 2016, respectively. Our licenses have indefinite lives. Accordingly, there is no associated amortization expense or accumulated amortization. As of March 31, 2017 and December 31, 2016, such indefinite lived assets totaled $1.0 million.

Trade and other payables

The following summarizes the balances of trade and other payables as of March 31, 2017 and December 31, 2016 ($ in thousands):

	As of March 31,	As of December 31,
	2017	2016
Trade payables	$16,040	$21,229
Advance deposits	36,870	41,621
Withholding and other taxes payable	36,678	27,432
Accrued professional services	14,248	19,566
Interest payable	6,578	16,151
Payroll and related accruals	8,755	12,963
Other payables	9,045	6,080

Total trade and other payables	$128,214	$145,042

Other liabilities

The following summarizes the balances of other liabilities as of March 31, 2017 and December 31, 2016 ($ in thousands):

	As of March 31,	As of December 31,
	2017	2016
Tax contingencies	$2,988	$2,969
Pension obligations	4,175	3,556
Casino loan and license	1,023	1,027
Other	1,880	1,445

Total other liabilities	$10,066	$8,997